Finance Expenses (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Cost [Abstract]
Bank interest payable	£ 12	£ 27	£ 16
Loan interest payable	3	2	2
Interest expense on lease liabilities	1,028	299	149
Unwinding of discount on provisions	24	6	2
Finance expenses	£ 1,067	£ 334	£ 169